Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of income before income taxes [Abstract]
U.S. operations	$ 284.1	$ 745.9	$ 590.3
Foreign operations	668.4	192.1	60.8
Income before income taxes	952.5	938.0	651.1
Current [Abstract]
U.S. federal	20.7	123.4	46.6
U.S. state and local	13.1	9.4	5.3
Foreign	177.1	140.1	96.4
Total Current Income Taxes	210.9	272.9	148.3
Deferred [Abstract]
U.S. federal	31.5	(35.8)	5.9
U.S. state and local	2.3	(2.3)	2.1
Foreign	(16.4)	(47.3)	(27.1)
Total Deferred Income Taxes	17.4	(85.4)	(19.1)
Income tax provision	228.3	187.5	129.2
Effective income tax rate reconciliation [Abstract]
U.S. federal statutory rate (in hundredths)	35.00%	35.00%	35.00%
State and local income taxes (in hundredths)	1.05%	0.57%	1.03%
Foreign statutory rate differential (in hundredths)	(10.70%)	(9.22%)	(7.30%)
Change in valuation allowance on deferred tax assets (in hundredths)	(1.51%)	5.92%	(8.89%)
Nondeductible expenses (in hundredths)	1.00%	0.74%	2.47%
Net U.S. tax on foreign source income (in hundredths)	(2.95%)	(10.92%)	(1.67%)
All other (in hundredths)	2.11%	(2.09%)	(0.80%)
Total (in hundredths)	24.00%	20.00%	19.84%
Total income taxes paid	329.4	239.5	121.2
Deferred tax liabilities [Abstract]
Plant and equipment	(171.0)	(150.3)
Intangible assets	(251.3)	(106.7)
Other	(16.0)	(17.1)
Total deferred tax liabilities	(438.3)	(274.1)
Deferred tax assets [Abstract]
Inventory	20.3	5.6
Postretirement benefits other than pensions	11.7	11.7
Reserves and accruals	92.9	137.5
Net operating losses and tax credits	246.4	276.6
Pensions	15.7	25.8
Other	17.2	12.7
Total deferred tax assets	404.2	469.9
Valuation allowance	(58.9)	(84.2)	(29.7)
Net deferred tax assets (liabilities)	(93.0)	111.6
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year	121.0	148.4	68.4
Increases in estimates for tax positions taken prior to the current year	0	0	6.6
Decreases in estimates for tax positions taken prior to the current year	0	(11.3)	(2.4)
Increases due to tax positions taken during the current year	3.0	0	76.1
Decreases relating to settlements with tax authorities	(19.2)	(10.1)	(2.3)
Decreases resulting from the lapse of applicable statutes of limitation	0	(6.5)	(0.1)
Net increases (decreases) due to translation and interest	(2.2)	0.5	2.1
Balance at end of year	102.6	121.0	148.4
Unrecognized tax benefits expected to settle within twelve months	6.6
Valuation Allowance [Abstract]
Balance at beginning of year	84.2	29.7	96.2
Valuation allowances for unutilized net operating losses and excess foreign tax credits generated in the current year	10.7	35.9	0
Valuation allowances on foreign tax credits associated with a prior year	4.5	19.5	0
Reduction in valuation allowances due to utilization of prior years net operating losses and excess foreign tax credits	(20.3)	0	(57.9)
Write-off of valuation allowances and associated deferred tax assets for certain losses that have no possibility of being utilized	(18.8)	0	(6.0)
Effect of translation	(1.4)	(0.9)	(2.6)
Balance at ending of year	58.9	84.2	29.7
Tax Credit Carryforward [Line Items]
Operating loss carryforwards regular income taxes expiration period	2014 - Indefinite
Tax benefit associated with certain stock benefit plan transactions	9.5	11.5	4.9
Unremitted foreign subsidiary earnings considered permanently reinvested	4.7
Tax holiday benefit in Singapore and Malaysia jurisdictions	6.5	2.3	2.3
Minimum [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards state income taxes expiration year	2016
Tax credit carryforward, expiration year	2016
Maximum [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards state income taxes expiration year	2027
Tax credit carryforward, expiration year	2022
United States [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2000
United Kingdom [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2007
Canada [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2006
France [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2010
Germany [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2008
Norway [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2010
Singapore [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2004
Italy [Member]
Income Tax Examination [Line Items]
Earliest years remaining open to examinations	2007
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards state income taxes	3.5
Operating loss carryforwards regular income taxes	0
Foreign tax credits	124.1
Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards state income taxes	0
Operating loss carryforwards regular income taxes	516.8
Foreign tax credits	$ 0